Taxation - Summary of loss before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Loss before income tax expense
Loss from China operations	$ (176,209)	¥ (1,215,341)	¥ (3,863,527)	¥ (1,635,230)
Gain/(Loss) from non-China operations	(44,674)	(308,125)	13,724	(13,944)
Loss before income tax expenses	$ (220,883)	¥ (1,523,466)	¥ (3,849,803)	¥ (1,649,174)